Description Of Business And Summary Of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Description of Business and Summary of Significant Accounting Policies [Abstract]
Description of Business and Summary of Significant Accounting Policies
Description of Business and Summary of Significant Accounting Policies
Description of Business
CDW is a Fortune 500 company and a leading provider of integrated information technology (“IT”) solutions to small, medium and large business, government, education and healthcare customers in the U.S. and Canada. The Company's offerings range from discrete hardware and software products to integrated IT solutions such as mobility, security, data center optimization, cloud computing, virtualization and collaboration.
Basis of Presentation
The accompanying unaudited interim consolidated financial statements as of March 31, 2013 and for the three months ended March 31, 2013 and 2012 ("consolidated financial statements") have been prepared pursuant to the rules and regulations of the U.S. Securities and Exchange Commission ("SEC") for interim financial statements. Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") have been condensed or omitted pursuant to such rules and regulations. The consolidated financial statements should be read in conjunction with the audited consolidated financial statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2012 ("December 31, 2012 financial statements"). The significant accounting policies used in preparing these consolidated financial statements were applied on a basis consistent with those reflected in the December 31, 2012 financial statements, except as disclosed in Note 2. In the opinion of management, the consolidated financial statements contain all adjustments (consisting of a normal, recurring nature) necessary to present fairly the Company's financial position, results of operations, comprehensive income, cash flows and changes in shareholders' equity as of the dates and for the periods indicated. The unaudited consolidated statements of operations for such interim periods reported are not necessarily indicative of results for the full year.
CDW Corporation ("Parent") is owned directly by CDW Holdings LLC, a company controlled by investment funds affiliated with Madison Dearborn Partners, LLC and Providence Equity Partners, L.L.C., certain other co-investors and certain members of CDW management.
Parent has two 100% owned subsidiaries, CDW LLC and CDW Finance Corporation. CDW LLC is an Illinois limited liability company that, together with its 100% owned subsidiaries, holds all material assets and conducts all business activities and operations. CDW Finance Corporation is a Delaware corporation formed for the sole purpose of acting as co-issuer of certain debt obligations as described in Note 10 and does not hold any material assets or engage in any business activities or operations.
Throughout this report, the terms “the Company” and “CDW” refer to Parent and its 100% owned subsidiaries.
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Parent and its 100% owned subsidiaries. All intercompany transactions and accounts are eliminated in consolidation.
Use of Estimates
The preparation of consolidated financial statements in accordance with GAAP requires management to make use of certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reported periods. The Company bases its estimates on historical experience and on various other assumptions that management believes are reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.
The notes to the consolidated financial statements contained in the December 31, 2012 financial statements include an additional discussion of the significant accounting policies and estimates used in the preparation of the Company's consolidated financial statements. There have been no material changes to the Company's significant accounting policies and estimates during the three months ended March 31, 2013.
Reclassifications
Certain reclassifications have been made to the prior period consolidated financial statements to conform to the current period presentation.
Registration Statement on Form S-1
On March 22, 2013, the Company filed a Registration Statement on Form S-1 with the SEC relating to the proposed initial public offering of its common shares. The number of shares to be offered and the price range for the offering have not yet been determined. The Company makes no assurances that the Registration Statement on Form S-1 will be declared effective or that the proposed transaction will be consummated.

Description of Business and Summary of Significant Accounting Policies
Description of Business
CDW is a Fortune 500 company and a leading provider of integrated information technology (“IT”) solutions to small, medium and large business, government, education and healthcare customers in the U.S. and Canada. The Company's offerings range from discrete hardware and software products to integrated IT solutions such as mobility, security, data center optimization, cloud computing, virtualization and collaboration.
Basis of Presentation
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).
On October 12, 2007, CDW Corporation, an Illinois corporation, was acquired through a merger transaction by an entity controlled by investment funds affiliated with Madison Dearborn Partners, LLC and Providence Equity Partners L.L.C. (the “Acquisition”). CDW Corporation continued as the surviving corporation and same legal entity after the Acquisition, but became a wholly owned subsidiary of VH Holdings, Inc., a Delaware corporation.
On December 31, 2009, CDW Corporation merged into CDWC LLC, an Illinois limited liability company owned by VH Holdings, Inc., with CDWC LLC as the surviving entity. This change had no impact on the operations or management of the Company. On December 31, 2009, CDWC LLC was renamed CDW LLC (“CDW LLC”). On August 17, 2010, VH Holdings, Inc. was renamed CDW Corporation (“Parent”).
Parent is owned directly by CDW Holdings LLC, a company controlled by investment funds affiliated with Madison Dearborn Partners, LLC and Providence Equity Partners L.L.C. (the “Equity Sponsors”), certain other co-investors and certain members of CDW management.
On August 6, 2010, CDW Finance Corporation, a Delaware corporation, was formed for the sole purpose of acting as a co-issuer of certain debt obligations as described in Note 7. CDW Finance Corporation is 100% owned by Parent and does not hold any material assets or engage in any business activities or operations.
Throughout this report, the terms “the Company” and “CDW” refer to Parent and its 100% owned subsidiaries.
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Parent and its 100% owned subsidiaries. All intercompany transactions and accounts are eliminated in consolidation.
Use of Estimates
The preparation of the consolidated financial statements in accordance with GAAP requires management to make use of certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reported periods. The Company bases its estimates on historical experience and on various other assumptions that management believes are reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.
Reclassifications
Certain reclassifications have been made to the prior period consolidated financial statements to conform to the current period presentation.
Cash and Cash Equivalents
Cash and cash equivalents include all deposits in banks and short-term (original maturities of three months or less), highly liquid investments that are readily convertible to known amounts of cash and are so near maturity that there is insignificant risk of changes in value due to interest rate changes.
Accounts Receivable
Trade accounts receivable are recorded at the invoiced amount and typically do not bear interest. The Company provides allowances for doubtful accounts related to accounts receivable for estimated losses resulting from the inability of its customers to make required payments. The Company takes into consideration the overall quality of the receivable portfolio along with specifically identified customer risks.
Merchandise Inventory
Inventory is valued at the lower of cost or market value. Cost is determined using a weighted-average cost method. Price protection is recorded when earned as a reduction to the cost of inventory. The Company decreases the value of inventory for estimated obsolescence equal to the difference between the cost of inventory and the estimated market value, based upon an aging analysis of the inventory on hand, specifically known inventory-related risks, and assumptions about future demand and market conditions.
Miscellaneous Receivables
Miscellaneous receivables generally consist of amounts due from vendors. The Company receives incentives from vendors related to cooperative advertising allowances, volume rebates, bid programs, price protection and other programs. These incentives generally relate to written vendor agreements with specified performance requirements and are recorded as adjustments to cost of sales or inventory, depending on the nature of the incentive.
Property and Equipment
Property and equipment are stated at cost. The Company calculates depreciation expense using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of their useful lives or the initial lease term. Expenditures for major renewals and improvements that extend the useful life of property and equipment are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred. The following table shows estimated useful lives of property and equipment:

Classification	Estimated Useful Lives
Machinery and equipment	5 to 10 years
Building and leasehold improvements	5 to 25 years
Computer and data processing equipment	3 to 5 years
Computer software	3 to 5 years
Furniture and fixtures	5 to 10 years

The Company has asset retirement obligations associated with commitments to return property subject to operating leases to original condition upon lease termination. The Company’s asset retirement liability was $0.5 million as of December 31, 2012 and 2011.
Goodwill and Other Intangible Assets
The Company is required to perform an evaluation of goodwill on an annual basis or more frequently if circumstances indicate a potential impairment. The annual test for impairment is conducted as of December 1. The Company’s reporting units used to assess potential goodwill impairment are the same as its operating segments. The Company has the option of performing a qualitative assessment of a reporting unit's fair value from the last quantitative assessment or performing a quantitative assessment by comparing a reporting unit's estimated fair value to its carrying amount. Under the quantitative assessment, testing for impairment of goodwill is a two-step process. The first step compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill to determine the amount of impairment loss. Fair value of a reporting unit is determined by using a weighted combination of an income approach and a market approach, as this combination is considered the most indicative of the Company’s fair value in an orderly transaction between market participants. This assessment uses significant accounting judgments, estimates and assumptions. Any changes in the judgments, estimates or assumptions used could produce significantly different results. During the years ended December 31, 2012, 2011 and 2010, the Company recorded no goodwill impairment charges. See Note 4 for more information on the Company’s evaluations of goodwill for impairment.
Intangible assets with determinable lives are amortized on a straight-line basis over their respective estimated useful lives. The cost of computer software developed or obtained for internal use is capitalized and amortized on a straight-line basis over the estimated useful life of the software. These intangible assets are reviewed for impairment when indicators are present using undiscounted cash flows. The Company uses the undiscounted cash flows, excluding interest charges, to assess the recoverability of the carrying value of such assets. To the extent carrying value exceeds the undiscounted cash flows, an impairment loss is recorded based upon the excess of the carrying value over fair value. In addition, each quarter the Company evaluates whether events and circumstances warrant a revision to the remaining estimated useful life of each of these intangible assets. If the Company were to determine that a change to the remaining estimated useful life of an intangible asset was necessary, then the remaining carrying amount of the intangible asset would be amortized prospectively over that revised remaining useful life. During the years ended December 31, 2012, 2011 and 2010, no impairment existed with respect to the Company’s intangible assets with determinable lives and no significant changes to the remaining useful lives were necessary. The following table shows estimated useful lives of definite-lived intangible assets:

Classification	Estimated Useful Lives
Customer relationships	11 to 14 years
Trade name	20 years
Internally developed software	3 to 5 years
Other	1 to 10 years

Deferred Financing Costs
Deferred financing costs, such as underwriting, financial advisory, professional fees and other similar fees are capitalized and recognized in interest expense over the estimated life of the related debt instrument using the effective interest method or straight-line method, as applicable.
Derivatives
The Company has entered into interest rate cap and swap agreements for the purpose of economically hedging its exposure to fluctuations in interest rates. These derivatives are recorded at fair value in the Company’s consolidated balance sheets.
For the Company’s interest rate swap agreements designated as cash flow hedges of interest rate risk, the effective portion of the changes in fair value of the swaps is initially recorded as a component of accumulated other comprehensive loss in the Company’s consolidated balance sheets and is subsequently reclassified into interest expense, net in the Company’s consolidated statements of operations in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the swaps is recognized directly in earnings. In the Company’s consolidated statements of cash flows, hedge activities are classified according to the nature of the derivative.
For the Company’s interest rate swap and cap agreements not designated as cash flow hedges of interest rate risk, changes in fair value of the derivatives are recorded directly to interest expense, net in the Company’s consolidated statements of operations.
Fair Value Measurements
Fair value is defined under GAAP as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy has been established for valuation inputs to prioritize the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:
Level 1 – observable inputs such as quoted prices for identical instruments traded in active markets.
Level 2 – inputs are based on quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 – inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models and similar techniques.
Accumulated Other Comprehensive Income (Loss)
Unrealized gains or losses on derivatives designated as cash flow hedges and foreign currency translation adjustments are included in shareholders’ equity (deficit) under accumulated other comprehensive income (loss).
The components of accumulated other comprehensive income (loss) are as follows:

(in millions)	December 31,
	2012	2011	2010
Unrealized loss on interest rate swap agreements, net of taxes of $0, $0 and $0.9, respectively	$—	$—	$(1.9)
Foreign currency translation adjustment	0.4	(2.1)	(0.3)
Accumulated other comprehensive income (loss)	$0.4	$(2.1)	$(2.2)
Revenue Recognition
The Company is a primary distribution channel for a large group of vendors and suppliers, including original equipment manufacturers (“OEMs”), software publishers and wholesale distributors. The Company records revenue from sales transactions when title and risk of loss are passed to the customer, there is persuasive evidence of an arrangement for sale, delivery has occurred and/or services have been rendered, the sales price is fixed or determinable, and collectability is reasonably assured. The Company's shipping terms typically specify F.O.B. destination, at which time title and risk of loss have passed to the customer.
Revenues from the sales of hardware products or software products and licenses are generally recognized on a gross basis with the selling price to the customer recorded as sales and the acquisition cost of the product recorded as cost of sales. These items can be delivered to customers in a variety of ways, including (i) as physical product shipped from the Company's warehouse, (ii) via drop-shipment by the vendor or supplier, or (iii) via electronic delivery for software licenses. At the time of sale, the Company records an estimate for sales returns and allowances based on historical experience. The Company's vendor partners warrant most of the products the Company sells.
The Company leverages drop-shipment arrangements with many of its vendors and suppliers to deliver products to its customers without having to physically hold the inventory at its warehouses, thereby increasing efficiency and reducing costs. The Company recognizes revenue for drop-shipment arrangements on a gross basis upon delivery to the customer with contract terms that typically specify F.O.B. destination.
Revenue from professional services is either recognized as incurred for services billed at an hourly rate or recognized using a proportional performance model for services provided at a fixed fee. Revenue from Software as a Service arrangements, Infrastructure as a Service arrangements, and data center services, including internet connectivity, web hosting, server co-location and managed services, is recognized over the period service is provided.
The Company also sells certain products for which it acts as an agent. Products in this category include the sale of third-party services, warranties, software assurance (“SA”) or third-party hosted Software as a Service and Infrastructure as a Service arrangements. SA is a product that allows customers to upgrade, at no additional cost, to the latest technology if new applications are introduced during the period that the SA is in effect. These sales do not meet the criteria for gross sales recognition, and thus are recognized on a net basis at the time of sale. Under net sales recognition, the cost paid to the vendor or third-party service provider is recorded as a reduction to sales, resulting in net sales being equal to the gross profit on the transaction.
The Company's larger customers are offered the opportunity by certain of its vendors to purchase software licenses and SA under enterprise agreements (“EAs”). Under EAs, customers are considered to be compliant with applicable license requirements for the ensuing year, regardless of changes to their employee base. Customers are charged an annual true-up fee for changes in the number of users over the year. With most EAs, the Company's vendors will transfer the license and bill the customer directly, paying resellers such as the Company an agency fee or commission on these sales. The Company records these fees as a component of net sales as earned and there is no corresponding cost of sales amount. In certain instances, the Company bills the customer directly under an EA and accounts for the individual items sold based on the nature of the item. The Company's vendors typically dictate how the EA will be sold to the customer.
From time to time, the Company sells some of its products and services as part of bundled contract arrangements containing multiple deliverables, which may include a combination of products and services. For each deliverable that represents a separate unit of accounting, revenue is allocated based upon the relative selling prices of each element as determined by the Company's selling price for the deliverable when it is sold on a stand-alone basis.
The Company records freight billed to its customers as net sales and the related freight costs as a cost of sales.
Deferred revenue includes (1) payments received from customers in advance of providing the product or performing services, and (2) amounts deferred if other conditions of revenue recognition have not been met.
The Company performs an analysis of the estimated number of days of sales in-transit to customers at the end of each period based on a weighted-average analysis of commercial delivery terms that includes drop-shipment arrangements. This analysis is the basis upon which the Company estimates the amount of sales in-transit at the end of the period and adjusts revenue and the related costs to reflect only what has been received by the customer. Changes in delivery patterns may result in a different number of business days used in making this adjustment and could have a material impact on the Company's revenue recognition for the period.
Sales Taxes
Sales tax amounts collected from customers for remittance to governmental authorities are presented on a net basis in the Company’s consolidated statements of operations.
Advertising
Advertising costs are generally charged to expense in the period incurred. Cooperative reimbursements from vendors are recorded in the period the related advertising expenditure is incurred. The Company classifies vendor consideration as a reduction of cost of sales.
Equity-Based Compensation
The Company measures all equity-based payments using a fair-value-based method and records compensation expense over the requisite service period in its consolidated financial statements. Forfeiture rates have been developed based upon historical experience.
Interest Expense
Interest expense is typically recognized in the period incurred at the applicable interest rate in effect. For increasing-rate debt, the Company determines the periodic interest cost using the effective interest method over the estimated outstanding term of the debt. The difference between interest expense recorded and cash interest paid is reflected as short-term or long-term accrued interest in the Company’s consolidated balance sheets.
Foreign Currency Translation
The Company’s functional currency is the U.S. dollar. The functional currency of the Company’s Canadian subsidiary is the local currency, the Canadian dollar. Assets and liabilities of this subsidiary are translated at the spot rate in effect at the applicable reporting date and the consolidated results of operations are translated at the average exchange rates in effect during the applicable period. The resulting foreign currency translation adjustment is recorded as accumulated other comprehensive income (loss), which is reflected as a separate component of shareholders’ equity (deficit).
Income Taxes
Deferred income taxes are provided to reflect the differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company performs an evaluation of the realizability of deferred tax assets on a quarterly basis. This evaluation requires its use of estimates and assumptions and considers all positive and negative evidence and factors, such as the scheduled reversal of temporary differences, the mix of earnings in the jurisdictions in which the Company operates, and prudent and feasible tax planning strategies.

The Company accounts for unrecognized tax benefits based upon its assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. The Company reports a liability for unrecognized tax benefits resulting from unrecognized tax benefits taken or expected to be taken in a tax return and recognizes interest and penalties, if any, related to its unrecognized tax benefits in income tax expense.